UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stratix Asset Management, LP

Address:  280 Park Avenue, 24th Floor
          New York, New York


13F File Number:  028-11260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Grinacoff
Title:    Chief Financial Officer
Phone:    212-878-8980


Signature, Place and Date of Signing:

   /s/ Ed Grinacoff           New York, New York           November 14, 2007
----------------------     ------------------------     -----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        72

Form 13F Information Table Value Total:  $180,091
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name
---          --------------------          -----------------------
(1)          028-12014                     The Stratix Master Fund

                                                    FORM 13F INFORMATION TABLE

                                                   Stratix Asset Management, LP
                                                        September 30, 2007
COLUMN 1                        COLUMN 2     COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6     COL 7       COLUMN 8

                                 TITLE                     VALUE        SH/    SH/  PUT/    INVESTMENT    OTHR    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP      (X1000)     PRN AMT  PR   CALL    DISCRETION    MNGR   SOLE   SHARED  NONE
ADOBE SYS INC                 COM            00724F101      4,060      93,000  SH         SHARED-DEFINED  (1)          93,000
AMAZON COM INC                COM            023135106      2,812      30,190  SH         SHARED-DEFINED  (1)          30,190
AMKOR TECHNOLOGY INC          COM            031652100        461      40,000  SH         SHARED-DEFINED  (1)          40,000
ANADARKO PETE CORP            COM            032511107      2,150      40,000  SH         SHARED-DEFINED  (1)          40,000
ASML HLDG NV                  N Y SHS        N07059111        146         250  SH  PUT    SHARED-DEFINED  (1)             250
AT&T INC                      COM            00206R102      1,904      45,000  SH         SHARED-DEFINED  (1)          45,000
AUTHENTEC INC                 COM            052660107        186      18,600  SH         SHARED-DEFINED  (1)          18,600
BEA SYS INC                   COM            073325102        139      10,000  SH         SHARED-DEFINED  (1)          10,000
BJ SVCS CO                    COM            055482103      1,354      51,000  SH         SHARED-DEFINED  (1)          51,000
BMC SOFTWARE INC              COM            055921100        625      20,000  SH         SHARED-DEFINED  (1)          20,000
BROADCOM CORP                 CL A           111320107      6,983     191,640  SH         SHARED-DEFINED  (1)         191,640
CAMERON INTERNATIONAL CORP    COM            13342B105      1,846      20,000  SH         SHARED-DEFINED  (1)          20,000
CHEVRON CORP NEW              COM            166764100          6         750  SH  PUT    SHARED-DEFINED  (1)             750
CHEVRON CORP NEW              COM            166764100         29       1,050  SH  PUT    SHARED-DEFINED  (1)           1,050
CIENA CORP                    COM NEW        171779309     10,301     270,500  SH         SHARED-DEFINED  (1)         270,500
CITIGROUP INC                 COM            172967101     11,878     254,500  SH         SHARED-DEFINED  (1)         254,500
COGNOS INC                    COM            19244C109         16         200  SH  CALL   SHARED-DEFINED  (1)             200
COGNOS INC                    COM            19244C109      3,468      83,500  SH         SHARED-DEFINED  (1)          83,500
COMCAST CORP NEW              CL A           20030N101        484      20,000  SH         SHARED-DEFINED  (1)          20,000
CONOCOPHILLIPS                COM            20825C104         33         350  SH  PUT    SHARED-DEFINED  (1)             350
DELCATH SYS INC               COM            24661P104        862     240,000  SH         SHARED-DEFINED  (1)         240,000
DEVON ENERGY CORP NEW         COM            25179M103        208       2,500  SH         SHARED-DEFINED  (1)           2,500
DIAMONDS TR                   UNIT SER 1     252787106      6,946      50,000  SH         SHARED-DEFINED  (1)          50,000
EOG RES INC                   COM            26875P101      1,808      25,000  SH         SHARED-DEFINED  (1)          25,000
EXXON MOBIL CORP              COM            30231G102      1,134      12,250  SH         SHARED-DEFINED  (1)          12,250
FOCUS MEDIA HLDG LTD          SPONSORED ADR  34415V109      3,782      65,180  SH         SHARED-DEFINED  (1)          65,180
FOCUS MEDIA HLDG LTD          SPONSORED ADR  34415V109         10          10  SH  CALL   SHARED-DEFINED  (1)              10
FOCUS MEDIA HLDG LTD          SPONSORED ADR  34415V109          8          60  SH  CALL   SHARED-DEFINED  (1)              60
FREEPORT-MCMORAN COPPER & GO  COM            35671D857      1,049      10,000  SH         SHARED-DEFINED  (1)          10,000
GAMESTOP CORP NEW             CL A           36467W109      3,381      60,000  SH         SHARED-DEFINED  (1)          60,000
HESS CORP                     COM            42809H107        186         350  SH  PUT    SHARED-DEFINED  (1)             350
INGRAM MICRO INC              CL A           457153104     16,700     851,609  SH         SHARED-DEFINED  (1)         851,609
INTEL CORP                    COM            458140100     13,212     510,900  SH         SHARED-DEFINED  (1)         510,900
INTERNATIONAL BUSINESS MACHS  COM            459200101         24          50  SH  PUT    SHARED-DEFINED  (1)              50
INTERNATIONAL BUSINESS MACHS  COM            459200101         60         375  SH  PUT    SHARED-DEFINED  (1)             375
INTERNATIONAL BUSINESS MACHS  COM            459200101      1,900       5,000  SH  PUT    SHARED-DEFINED  (1)           5,000
INTERSIL CORP                 CL A           46069S109      1,448      43,322  SH         SHARED-DEFINED  (1)          43,322
ISILON SYS INC                COM            46432L104        308      40,000  SH         SHARED-DEFINED  (1)          40,000
JP MORGAN CHASE & CO          COM            46625H100      2,749      60,000  SH         SHARED-DEFINED  (1)          60,000
LENNAR CORP                   CL A           526057104      4,757     210,000  SH         SHARED-DEFINED  (1)         210,000
MARATHON OIL CORP             COM            565849106        370       1,000  SH  PUT    SHARED-DEFINED  (1)           1,000
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105      1,310      80,000  SH         SHARED-DEFINED  (1)          80,000
MAXIM INTEGRATED PRODS INC    COM            57772K101      1,761      60,000  SH         SHARED-DEFINED  (1)          60,000
MICRON TECHNOLOGY INC         COM            595112103        444      40,000  SH         SHARED-DEFINED  (1)          40,000
MICROSOFT CORP                COM            594918104     10,311     350,000  SH         SHARED-DEFINED  (1)         350,000
MONSTER WORLDWIDE INC         COM            611742107      1,703      50,000  SH         SHARED-DEFINED  (1)          50,000
MONSTER WORLDWIDE INC         COM            611742107        116         500  SH  CALL   SHARED-DEFINED  (1)             500
MOTOROLA INC                  COM            620076109      3,150     170,000  SH         SHARED-DEFINED  (1)         170,000
OCCIDENTAL PETE CORP DEL      COM            674599105      9,612     150,000  SH         SHARED-DEFINED  (1)         150,000
ON SEMICONDUCTOR CORP         COM            682189105        126      10,000  SH         SHARED-DEFINED  (1)          10,000
PARAMETRIC TECHNOLOGY CORP    COM NEW        699173209      2,108     121,000  SH         SHARED-DEFINED  (1)         121,000
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104      5,141     100,000  SH         SHARED-DEFINED  (1)         100,000
POWERWAVE TECHNOLOGIES INC    COM            739363109        462      75,000  SH         SHARED-DEFINED  (1)          75,000
RACKABLE SYS INC              COM            750077109      1,621     125,000  SH         SHARED-DEFINED  (1)         125,000
RESEARCH IN MOTION LTD        COM            760975102      4,533      46,000  SH         SHARED-DEFINED  (1)          46,000
SALESFORCE COM INC            COM            79466L302      1,026      20,000  SH         SHARED-DEFINED  (1)          20,000
SEAGATE TECHNOLOGY            SHS            G7945J104        767      30,000  SH         SHARED-DEFINED  (1)          30,000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605      3,439     100,200  SH         SHARED-DEFINED  (1)         100,200
SEMICONDUCTOR HLDRS TR        DEP RCPT       816636203      7,660     200,000  SH         SHARED-DEFINED  (1)         200,000
SONUS NETWORKS INC            COM            835916107        305      50,000  SH         SHARED-DEFINED  (1)          50,000
SPDR SERIES TRUST             S&P HOMEBUILD  78464A888      1,605      75,000  SH         SHARED-DEFINED  (1)          75,000
SPDR TR                       UNIT SER 1     78462F103        184       1,900  SH  PUT    SHARED-DEFINED  (1)           1,900
SUNOCO INC                    COM            86764P109      5,507      77,800  SH         SHARED-DEFINED  (1)          77,800
SYMANTEC CORP                 COM            871503108        485      25,000  SH         SHARED-DEFINED  (1)          25,000
TELLABS INC                   COM            879664100      5,188     545,000  SH         SHARED-DEFINED  (1)         545,000
TELLABS INC                   COM            879664100         26       1,500  SH  CALL   SHARED-DEFINED  (1)           1,500
TELLABS INC                   COM            879664100         11       1,500  SH  CALL   SHARED-DEFINED  (1)           1,500
TESORO CORP                   COM            881609101        345       7,500  SH         SHARED-DEFINED  (1)           7,500
TESORO CORP                   COM            881609101         70         800  SH  PUT    SHARED-DEFINED  (1)             800
TESORO CORP                   COM            881609101        196         800  SH  PUT    SHARED-DEFINED  (1)             800
TESORO CORP                   COM            881609101        572       1,050  SH  PUT    SHARED-DEFINED  (1)           1,050
WAL MART STORES INC           COM            931142103        524      12,000  SH         SHARED-DEFINED  (1)          12,000


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